Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Balanced Portfolio
September 30, 2023
VIPBAL-NPRT3-1123
1.808794.119
Common Stocks - 61.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	1,304,500	19,593,590
Cellnex Telecom SA (a)	53,300	1,857,906
Liberty Global PLC Class C (b)	91,363	1,695,697
		23,147,193
Entertainment - 0.8%
Cinemark Holdings, Inc. (b)(c)	106,582	1,955,780
Netflix, Inc. (b)	63,658	24,037,261
Sea Ltd. ADR (b)	164,000	7,207,800
Take-Two Interactive Software, Inc. (b)	37,918	5,323,308
The Walt Disney Co. (b)	117,632	9,534,074
TKO Group Holdings, Inc.	30,794	2,588,544
		50,646,767
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (b)	760,460	99,513,796
Class C (b)	252,640	33,310,584
Epic Games, Inc. (b)(d)(e)	1,812	1,128,441
Meta Platforms, Inc. Class A (b)	284,542	85,422,354
Pinterest, Inc. Class A (b)	88,600	2,394,858
Snap, Inc. Class A (b)	537,949	4,793,126
		226,563,159
Media - 0.5%
Altice U.S.A., Inc. Class A (b)	136,245	445,521
Charter Communications, Inc. Class A (b)	14,000	6,157,480
Comcast Corp. Class A	279,409	12,388,995
Liberty Broadband Corp.:
Class A (b)	82,100	7,463,711
Class C (b)	43,700	3,990,684
		30,446,391
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	96,351	13,493,958
TOTAL COMMUNICATION SERVICES		344,297,468
CONSUMER DISCRETIONARY - 6.5%
Automobile Components - 0.1%
Adient PLC (b)	106,800	3,919,560
Automobiles - 1.0%
Ferrari NV	13,500	3,989,790
Tesla, Inc. (b)	250,600	62,705,132
		66,694,922
Broadline Retail - 2.6%
Amazon.com, Inc. (b)	1,207,800	153,535,536
eBay, Inc.	181,900	8,019,971
		161,555,507
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (b)	6,200	19,120,490
Caesars Entertainment, Inc. (b)	91,300	4,231,755
Churchill Downs, Inc.	65,000	7,542,600
Domino's Pizza, Inc.	16,200	6,136,398
Marriott International, Inc. Class A	88,600	17,415,216
McDonald's Corp.	41,000	10,801,040
Penn Entertainment, Inc. (b)	40,700	934,065
Red Rock Resorts, Inc.	29,600	1,213,600
Sweetgreen, Inc. Class A (b)	11,200	131,600
Yum! Brands, Inc.	87,200	10,894,768
		78,421,532
Household Durables - 0.0%
D.R. Horton, Inc.	3,200	343,904
Mohawk Industries, Inc. (b)	28,700	2,462,747
		2,806,651
Specialty Retail - 1.3%
Cazoo Group Ltd. (b)(d)	2,820	1,537
Fast Retailing Co. Ltd.	13,100	2,853,379
Lowe's Companies, Inc.	124,600	25,896,864
The Home Depot, Inc.	57,408	17,346,401
TJX Companies, Inc.	336,480	29,906,342
Valvoline, Inc.	116,300	3,749,512
		79,754,035
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	78,430	7,499,477
PVH Corp.	60,500	4,628,855
Tapestry, Inc.	156,700	4,505,125
		16,633,457
TOTAL CONSUMER DISCRETIONARY		409,785,664
CONSUMER STAPLES - 4.2%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (b)	7,500	2,921,475
Celsius Holdings, Inc. (b)	11,300	1,939,080
Constellation Brands, Inc. Class A (sub. vtg.)	43,400	10,907,722
Diageo PLC	38,900	1,434,170
Duckhorn Portfolio, Inc. (b)	144,200	1,479,492
Keurig Dr. Pepper, Inc.	189,617	5,986,209
Monster Beverage Corp.	204,952	10,852,208
PepsiCo, Inc.	120,700	20,451,408
The Coca-Cola Co.	493,100	27,603,738
The Vita Coco Co., Inc. (b)	80,100	2,085,804
		85,661,306
Consumer Staples Distribution & Retail - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	78,500	3,986,696
BJ's Wholesale Club Holdings, Inc. (b)	21,000	1,498,770
Costco Wholesale Corp.	54,300	30,677,328
Dollar General Corp.	18,100	1,914,980
Dollar Tree, Inc. (b)	32,600	3,470,270
Maplebear, Inc. (c)	5,600	166,264
Target Corp.	18,000	1,990,260
U.S. Foods Holding Corp. (b)	115,500	4,585,350
Walmart, Inc.	194,900	31,170,357
		79,460,275
Food Products - 0.5%
Freshpet, Inc. (b)(c)	36,300	2,391,444
Lamb Weston Holdings, Inc.	35,300	3,263,838
McCormick & Co., Inc. (non-vtg.)	55,300	4,182,892
Mondelez International, Inc.	210,300	14,594,820
The Hershey Co.	26,900	5,382,152
		29,815,146
Household Products - 0.8%
Colgate-Palmolive Co.	101,200	7,196,332
Energizer Holdings, Inc.	33,500	1,073,340
Procter & Gamble Co.	312,600	45,595,836
		53,865,508
Personal Care Products - 0.2%
elf Beauty, Inc. (b)	26,500	2,910,495
Estee Lauder Companies, Inc. Class A	38,100	5,507,355
Kenvue, Inc.	296,600	5,955,728
		14,373,578
TOTAL CONSUMER STAPLES		263,175,813
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
Expro Group Holdings NV (b)	203,500	4,727,305
Schlumberger Ltd.	137,100	7,992,930
Weatherford International PLC (b)	78,900	7,127,037
		19,847,272
Oil, Gas & Consumable Fuels - 2.8%
Africa Oil Corp.	1,938,247	3,895,759
Athabasca Oil Corp. (b)	1,238,300	3,965,842
Eco Atlantic Oil & Gas Ltd. (b)	1,391,000	199,702
Exxon Mobil Corp.	731,300	85,986,254
Hess Corp.	111,500	17,059,500
Imperial Oil Ltd.	244,700	15,072,043
Kosmos Energy Ltd. (b)	608,700	4,979,166
MEG Energy Corp. (b)	601,700	11,708,398
Phillips 66 Co.	75,026	9,014,374
Shell PLC ADR	113,100	7,281,378
Valero Energy Corp.	90,300	12,796,413
		171,958,829
TOTAL ENERGY		191,806,101
FINANCIALS - 8.1%
Banks - 2.6%
AIB Group PLC	375,460	1,691,029
Bank of America Corp.	673,160	18,431,121
BNP Paribas SA	160,850	10,227,853
Citigroup, Inc.	101,889	4,190,695
DNB Bank ASA	162,800	3,281,371
Eurobank Ergasias Services and Holdings SA (b)	2,789,641	4,303,099
JPMorgan Chase & Co.	434,185	62,965,509
KBC Group NV	28,800	1,800,742
KeyCorp	619,308	6,663,754
M&T Bank Corp.	33,886	4,284,885
Piraeus Financial Holdings SA (b)	782,863	2,325,786
PNC Financial Services Group, Inc.	67,704	8,312,020
Starling Bank Ltd. Series D (b)(d)(e)	756,521	3,073,694
Wells Fargo & Co.	688,400	28,128,024
Zions Bancorp NA	42,967	1,499,119
		161,178,701
Capital Markets - 1.4%
Bank of New York Mellon Corp.	208,989	8,913,381
BlackRock, Inc. Class A	20,077	12,979,580
Brookfield Corp. Class A	88,800	2,776,776
Cboe Global Markets, Inc.	33,023	5,158,523
CME Group, Inc.	59,000	11,812,980
Interactive Brokers Group, Inc.	55,100	4,769,456
London Stock Exchange Group PLC	17,900	1,794,044
MarketAxess Holdings, Inc.	24,100	5,148,724
Morgan Stanley	207,900	16,979,193
State Street Corp.	87,439	5,854,915
StepStone Group, Inc. Class A	89,999	2,842,168
UBS Group AG	381,904	9,413,934
Virtu Financial, Inc. Class A	99,690	1,721,646
		90,165,320
Consumer Finance - 0.1%
OneMain Holdings, Inc.	102,348	4,103,131
Shriram Transport Finance Co. Ltd.	92,407	2,135,983
		6,239,114
Financial Services - 2.2%
Apollo Global Management, Inc.	175,005	15,708,449
Berkshire Hathaway, Inc.:
Class A (b)	13	6,909,201
Class B (b)	15,017	5,260,455
Block, Inc. Class A (b)	181,200	8,019,912
Dlocal Ltd. (b)	202,200	3,876,174
Fiserv, Inc. (b)	120,072	13,563,333
FleetCor Technologies, Inc. (b)	15,814	4,037,947
Global Payments, Inc.	78,617	9,071,616
Jumo World Holding Ltd. (d)(e)	176,324	312,093
Jumo World Ltd. (b)(e)	176	0
One97 Communications Ltd. (b)	529,200	5,466,307
Shift4 Payments, Inc. (b)	9,100	503,867
UWM Holdings Corp. Class A (c)	233,556	1,132,747
Visa, Inc. Class A	243,444	55,994,554
Voya Financial, Inc.	33,492	2,225,543
Worldline SA (a)(b)	91,603	2,580,980
		134,663,178
Insurance - 1.8%
Arthur J. Gallagher & Co.	63,118	14,386,486
Chubb Ltd.	84,111	17,510,228
Direct Line Insurance Group PLC	1,556,041	3,269,261
Everest Re Group Ltd.	20,994	7,802,840
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,877	6,430,172
Globe Life, Inc.	36,510	3,969,732
Hartford Financial Services Group, Inc.	141,667	10,045,607
Marsh & McLennan Companies, Inc.	84,703	16,118,981
Progressive Corp.	100,850	14,048,405
Prudential PLC	164,960	1,773,211
The Travelers Companies, Inc.	70,062	11,441,825
Unum Group	134,068	6,594,805
		113,391,553
TOTAL FINANCIALS		505,637,866
HEALTH CARE - 8.2%
Biotechnology - 1.4%
Biogen, Inc. (b)	18,633	4,788,867
Exact Sciences Corp. (b)	72,176	4,923,847
Gilead Sciences, Inc.	411,404	30,830,616
Legend Biotech Corp. ADR (b)	50,840	3,414,923
PTC Therapeutics, Inc. (b)	4,959	111,131
Regeneron Pharmaceuticals, Inc. (b)	15,933	13,112,222
Sarepta Therapeutics, Inc. (b)	9,167	1,111,224
Vertex Pharmaceuticals, Inc. (b)	88,563	30,796,898
		89,089,728
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	51,218	4,960,463
Boston Scientific Corp. (b)	806,268	42,570,950
Inspire Medical Systems, Inc. (b)	10,289	2,041,749
Intuitive Surgical, Inc. (b)	63,400	18,531,186
Penumbra, Inc. (b)	28,117	6,801,783
PROCEPT BioRobotics Corp. (b)	25,000	820,250
Stryker Corp.	124,300	33,967,461
		109,693,842
Health Care Providers & Services - 2.5%
agilon health, Inc. (b)	274,344	4,872,349
Cencora, Inc.	145,189	26,129,664
Cigna Group	69,794	19,965,970
Humana, Inc.	23,727	11,543,660
Surgery Partners, Inc. (b)	460,070	13,457,048
UnitedHealth Group, Inc.	164,109	82,742,117
		158,710,808
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (b)	65,554	2,704,103
Danaher Corp.	38,300	9,502,230
Gerresheimer AG	96,431	10,139,094
IQVIA Holdings, Inc. (b)	14,453	2,843,628
Thermo Fisher Scientific, Inc.	9,431	4,773,689
		29,962,744
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	327,147	22,154,395
Eli Lilly & Co.	125,533	67,427,540
Indivior PLC (b)	348,788	7,570,645
Merck & Co., Inc.	243,642	25,082,944
Royalty Pharma PLC	245,667	6,667,402
		128,902,926
TOTAL HEALTH CARE		516,360,048
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.1%
Howmet Aerospace, Inc.	169,800	7,853,250
Lockheed Martin Corp.	49,770	20,353,939
Northrop Grumman Corp.	17,770	7,822,176
RTX Corp.	60,477	4,352,530
Space Exploration Technologies Corp. Class A (b)(d)(e)	17,000	1,377,000
The Boeing Co. (b)	105,017	20,129,659
TransDigm Group, Inc. (b)	11,700	9,864,621
		71,753,175
Air Freight & Logistics - 0.1%
FedEx Corp.	29,700	7,868,124
Building Products - 0.4%
Trane Technologies PLC	125,694	25,504,570
Electrical Equipment - 0.6%
AMETEK, Inc.	164,053	24,240,471
Eaton Corp. PLC	54,300	11,581,104
		35,821,575
Ground Transportation - 0.9%
CSX Corp.	419,962	12,913,832
Old Dominion Freight Lines, Inc.	46,700	19,106,838
Uber Technologies, Inc. (b)	232,247	10,681,040
Union Pacific Corp.	64,200	13,073,046
		55,774,756
Industrial Conglomerates - 0.4%
General Electric Co.	225,689	24,949,919
Machinery - 1.8%
Caterpillar, Inc.	66,825	18,243,225
Deere & Co.	16,100	6,075,818
Dover Corp.	127,200	17,745,672
Fortive Corp.	339,440	25,172,870
Ingersoll Rand, Inc.	282,400	17,994,528
Parker Hannifin Corp.	65,801	25,630,806
		110,862,919
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	91,500	3,385,500
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	453,793	4,533,392
TOTAL INDUSTRIALS		340,453,930
INFORMATION TECHNOLOGY - 15.9%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	145,900	12,254,141
IT Services - 0.8%
Accenture PLC Class A	13,900	4,268,829
Capgemini SA	30,000	5,234,814
EPAM Systems, Inc. (b)	29,400	7,517,286
Infosys Ltd. sponsored ADR	160,400	2,744,444
MongoDB, Inc. Class A (b)	34,300	11,862,998
Shopify, Inc. Class A (b)	60,500	3,301,485
Snowflake, Inc. (b)	34,200	5,224,734
Twilio, Inc. Class A (b)	87,800	5,138,934
Wix.com Ltd. (b)	51,800	4,755,240
		50,048,764
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (b)	144,200	14,826,644
ASML Holding NV (Netherlands)	16,400	9,655,506
Lam Research Corp.	11,400	7,145,178
Marvell Technology, Inc.	188,572	10,207,402
Micron Technology, Inc.	351,500	23,912,545
NVIDIA Corp.	305,500	132,889,445
NXP Semiconductors NV	65,812	13,157,135
Renesas Electronics Corp. (b)	444,300	6,786,665
SolarEdge Technologies, Inc. (b)	40,100	5,193,351
Taiwan Semiconductor Manufacturing Co. Ltd.	894,000	14,585,690
		238,359,561
Software - 7.4%
Adobe, Inc. (b)	82,000	41,811,800
Autodesk, Inc. (b)	61,600	12,745,656
CCC Intelligent Solutions Holdings, Inc. (b)(d)	36,613	488,784
Elastic NV (b)	63,200	5,134,368
Five9, Inc. (b)	87,800	5,645,540
HubSpot, Inc. (b)	25,900	12,755,750
Intuit, Inc.	51,100	26,109,034
Klaviyo, Inc. Class A (c)	9,500	327,750
Microsoft Corp.	938,600	296,362,946
Salesforce, Inc. (b)	156,600	31,755,348
Stripe, Inc. Class B (b)(d)(e)	19,953	363,743
Synopsys, Inc. (b)	34,100	15,650,877
Tenable Holdings, Inc. (b)	94,100	4,215,680
Workday, Inc. Class A (b)	44,600	9,582,310
		462,949,586
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	1,335,764	228,696,154
Samsung Electronics Co. Ltd.	144,660	7,296,318
		235,992,472
TOTAL INFORMATION TECHNOLOGY		999,604,524
MATERIALS - 1.5%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	21,803	6,178,970
Cabot Corp.	32,900	2,278,983
Celanese Corp. Class A	38,900	4,882,728
Chemtrade Logistics Income Fund	196,100	1,166,566
Corteva, Inc.	97,400	4,982,984
DuPont de Nemours, Inc.	63,350	4,725,277
Linde PLC	69,970	26,053,330
LyondellBasell Industries NV Class A	65,400	6,193,380
Nutrien Ltd.	17,400	1,074,553
Olin Corp.	30,630	1,530,887
The Chemours Co. LLC	92,200	2,586,210
Tronox Holdings PLC	160,900	2,162,496
Westlake Corp.	12,000	1,496,040
		65,312,404
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7,384	3,030,984
Vulcan Materials Co.	15,820	3,195,956
		6,226,940
Containers & Packaging - 0.1%
Aptargroup, Inc.	19,000	2,375,760
Greif, Inc. Class A	33,200	2,218,092
		4,593,852
Metals & Mining - 0.3%
E3 Lithium Ltd. (b)	67,100	154,628
First Quantum Minerals Ltd.	214,600	5,070,137
Franco-Nevada Corp.	18,600	2,483,150
Freeport-McMoRan, Inc.	189,851	7,079,544
Horizonte Minerals PLC (b)	376,500	576,506
Ivanhoe Mines Ltd. (b)	149,700	1,282,907
Major Drilling Group International, Inc. (b)	76,400	465,178
Reliance Steel & Aluminum Co.	10,218	2,679,466
		19,791,516
TOTAL MATERIALS		95,924,712
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	2,600	260,260
American Tower Corp.	57,000	9,373,650
COPT Defense Properties (SBI)	81,500	1,942,145
Crown Castle International Corp.	55,100	5,070,853
CubeSmart	17,900	682,527
Digital Realty Trust, Inc.	61,900	7,491,138
Equinix, Inc.	16,800	12,201,168
Equity Lifestyle Properties, Inc.	92,700	5,905,917
Essex Property Trust, Inc.	26,900	5,705,221
Extra Space Storage, Inc.	1,611	195,865
Invitation Homes, Inc.	169,500	5,371,455
Mid-America Apartment Communities, Inc.	52,800	6,792,720
Prologis (REIT), Inc.	117,000	13,128,570
Simon Property Group, Inc.	41,100	4,440,033
Ventas, Inc.	74,600	3,142,898
Welltower, Inc.	94,600	7,749,632
		89,454,052
UTILITIES - 1.5%
Electric Utilities - 1.1%
Constellation Energy Corp.	93,578	10,207,488
Edison International	79,500	5,031,555
Exelon Corp.	74,235	2,805,341
FirstEnergy Corp.	60,200	2,057,636
NextEra Energy, Inc.	266,404	15,262,285
NRG Energy, Inc.	33,237	1,280,289
PG&E Corp. (b)	651,019	10,500,936
PPL Corp.	187,300	4,412,788
Southern Co.	252,700	16,354,744
		67,913,062
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	203,300	3,090,160
Multi-Utilities - 0.3%
Dominion Energy, Inc.	127,478	5,694,442
NiSource, Inc.	143,500	3,541,580
Sempra	155,196	10,557,984
		19,794,006
Water Utilities - 0.1%
American Water Works Co., Inc.	25,900	3,207,197
TOTAL UTILITIES		94,004,425
TOTAL COMMON STOCKS (Cost $2,588,075,443)		3,850,504,603

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	21,701	5,070,439

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(d)(e)	36,875	793,181

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(d)(e)	17,763	498,252
Series B2(b)(d)(e)	8,188	225,825
		724,077
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(d)(e)	7,264	729,524

TOTAL INDUSTRIALS		1,453,601

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(d)(e)	60,816	1,016,235

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(d)(e)	155,858	1,477,534
GaN Systems, Inc.:
Series F1(b)(d)(e)	14,731	162,041
Series F2(b)(d)(e)	7,778	85,558
Xsight Labs Ltd. Series D (b)(d)(e)	65,770	378,178
		2,103,311
Software - 0.1%
Algolia, Inc. Series D (b)(d)(e)	28,064	405,525
Bolt Technology OU Series E (b)(d)(e)	6,283	790,880
Databricks, Inc.:
Series G(b)(d)(e)	4,461	327,884
Series H(b)(d)(e)	18,642	1,370,187
Skyryse, Inc. Series B (b)(d)(e)	50,000	1,153,000
Stripe, Inc. Series H (b)(d)(e)	19,876	362,339
		4,409,815
TOTAL INFORMATION TECHNOLOGY		7,529,361

TOTAL CONVERTIBLE PREFERRED STOCKS		14,846,582
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (b)(d)(e)	68,071	1,464,207

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (b)(e)	87,327	842,706

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (b)(d)(e)	59,838	747,975

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,054,888
TOTAL PREFERRED STOCKS (Cost $18,557,702)		17,901,470

Nonconvertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e) (Cost $1,261,473)	1,261,473	1,255,166

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.34% 10/12/23 to 11/2/23 (g) (Cost $3,109,529)	3,120,000	3,109,955

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(h) (Cost $345,272)	345,272	422,613

Fixed-Income Funds - 37.2%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (i) (Cost $2,726,013,603)	26,330,591	2,334,733,524

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	72,068,459	72,082,873
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	2,609,089	2,609,350
TOTAL MONEY MARKET FUNDS (Cost $74,691,715)		74,692,223

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,412,054,737)	6,282,619,554
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,249,206)
NET ASSETS - 100.0%	6,281,370,348

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	103	Dec 2023	22,276,325	(956,224)	(956,224)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,438,886 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,481,835 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,230,423.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	799,967

ABL Space Systems Series B2	10/22/21	556,752

Algolia, Inc. Series D	7/23/21	820,733

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	1,261,473

Astera Labs, Inc. Series C	8/24/21	523,963

Astranis Space Technologies Corp. Series C	3/19/21	1,333,143

Beta Technologies, Inc. Series A	4/09/21	532,233

Bolt Technology OU Series E	1/03/22	1,632,302

ByteDance Ltd. Series E1	11/18/20	2,377,869

Cazoo Group Ltd.	3/28/21	564,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	366,130

Circle Internet Financial Ltd. Series E	5/11/21	1,104,800

Circle Internet Financial Ltd. Series F	5/09/22	1,553,913

Databricks, Inc. Series G	2/01/21	263,746

Databricks, Inc. Series H	8/31/21	1,369,891

Epic Games, Inc.	3/29/21	1,603,620

GaN Systems, Inc. Series F1	11/30/21	124,919

GaN Systems, Inc. Series F2	11/30/21	65,957

GaN Systems, Inc. 0%	11/30/21	345,272

Gupshup, Inc.	6/08/21	1,368,208

Jumo World Holding Ltd.	9/06/23	176,324

Skyryse, Inc. Series B	10/21/21	1,233,999

Space Exploration Technologies Corp. Class A	2/16/21	713,983

Starling Bank Ltd. Series D	6/18/21	1,352,573

Stripe, Inc. Class B	5/18/21	800,682

Stripe, Inc. Series H	3/15/21 - 5/25/23	797,525

Xsight Labs Ltd. Series D	2/16/21	525,897

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	68,250,848	890,593,531	886,761,506	2,643,324	-	-	72,082,873	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	2,108,836	90,406,103	89,905,589	56,143	-	-	2,609,350	0.0%
Fidelity VIP Investment Grade Central Fund	2,082,963,744	338,283,200	-	64,961,618	-	(86,513,420)	2,334,733,524	86.3%
Total	2,153,323,428	1,319,282,834	976,667,095	67,661,085	-	(86,513,420)	2,409,425,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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